Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum compensation contribution percent	8.00%
Automatic deferral rate	6.00%
Automatic election revocation period	90 days
Forfeited nonvested account	$ 300,000	$ 300,000
Employer contributions reduction from forfeited nonvested accounts	$ 1,400,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 500
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Offset plan expenses	$ 200,000
Undistributed administrative revenues held	400,000	$ 200,000
Rollovers	29,833,000
Micropac rollover
EBP, Description of Plan [Line Items]
Rollovers	7,800,000
Qioptiq rollover
EBP, Description of Plan [Line Items]
Rollovers	$ 7,300,000
Reynolds Industries, Incorporated employees
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	20 years
Company Match
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	8.00%
Participant compensation matched, minimum service period	90 days
Pension Plan Contribution
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Maximum incentive pay contribution	$ 1,000
Vesting period	5 years
Minimum
EBP, Description of Plan [Line Items]
Pretax deferral percentage	1.00%
Participant loan, interest rate	3.25%
Minimum | Highly compensated employees
EBP, Description of Plan [Line Items]
Pretax deferral percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Pretax deferral percentage	50.00%
Participant loan, interest rate	10.25%
Maximum | Highly compensated employees
EBP, Description of Plan [Line Items]
Pretax deferral percentage	15.00%
Maximum | Company Match
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%